Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment explanatory [Text Block]
Note 15

Property, plant and equipment

As of December 31, 2019 and 2018, the detail of property, plant and equipment is as follows:

15.1   Types of property, plant and equipment

Description of types of property, plant and equipment	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Property, plant and equipment, net
Land	23,620	24,695
Buildings (1)	252,969	238,808
Other property, plant and equipment	32,604	28,175
Transport equipment (2)	6,042	2,892
Supplies and accessories	4,579	4,722
Office equipment	420	513
Network and communication equipment	663	692
Mining assets	23,174	11,501
IT equipment	4,359	4,980
Energy generating assets	5,998	6,117
Constructions in progress	375,316	207,830
Machinery, plant and equipment (3)	877,326	923,898
Total	1,607,070	1,454,823
(1)
The buildings line item includes Th
US$ 25,742
corresponding to right-of-use assets
; (2)
The line item “Transport equipment” I
ncludes
Th
US$ 3,356.
corresponding to right-of-use assets
; (3)
the property, plant and equipment line item includes
ThUS$ 8,066
corresponding to right-of-use assets; the total includes Th
US$ 37,164.
corresponding to right-of-use assets (IFRS 16)

Property, plant and equipment, gross
Land	23,620	24,695
Buildings (1)	695,316	648,719
Other property, plant and equipment	257,206	245,731
Transport equipment (2)	16,036	11,668
Supplies and accessories	25,531	24,456
Office equipment	11,441	11,377
Network and communication equipment	8,009	7,505
Mining assets	161,619	132,309
IT equipment	28,693	29,955
Energy generating assets	38,495	36,930
Constructions in progress	375,316	207,830
Machinery, plant and equipment (3)	3,154,435	3,068,862
Total	4,795,717	4,450,037
(1)
The buildings line item includes Th
US$ 29,289
corresponding to right-of-use assets;
(2) The line item “Transport equipment” I
ncludes
ThUS$ 3,893
corresponding to right-of-use assets
; (3)
the property, plant and equipment line item includes Th
US$ 11,933
corresponding to right-of-use assets; the total includes Th
US $45,115
corresponding to right-of-use assets (IFRS 16)

Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings (1)	(442,347)	(409,911)
Accumulated depreciation and impairment of other property, plant and equipment	(224,602)	(217,556)
Accumulated depreciation and impairment of transport equipment (2)	(9,994)	(8,776)
Accumulated depreciation and impairment of supplies and accessories	(20,952)	(19,734)
Accumulated depreciation and impairment of office equipment	(11,021)	(10,864)
Accumulated depreciation and impairment of network and communication equipment	(7,346)	(6,813)
Accumulated depreciation and impairment of mining assets	(138,445)	(120,808)
Accumulated depreciation and impairment of IT equipment	(24,334)	(24,975)
Accumulated depreciation and impairment of energy generating assets	(32,497)	(30,813)
Accumulated depreciation and impairment of machinery, plant and equipment (3)	(2,277,109)	(2,144,964)
Total	(3,188,647)	(2,995,214)

(1)
The buildings line item includes Th
US$ (3,547)
corresponding to depreciation of right-of-use assets
; (2)
The line item
“Transport equipment”. I
ncludes
Th
US$ (537)
corresponding to right-of-use assets
; (3)
The property, plant and equipment line item includes Th
US$ (3,867)
corresponding to depreciation of right-of-use assets; the total includes Th
US$ (7,951)
corresponding to depreciation of right-of-use assets (IFRS 16).

Description of Machinery, plant and equipment	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Machinery, plant and equipment, net
Pumps	32,525	34,145
Conveyor Belt	21,911	22,082
Crystallizer	24,102	27,112
Plant Equipment	170,263	188,934
Tanks	14,159	14,876
Filter	27,080	29,300
Electrical equipment/facilities	92,090	96,179
Other Property, Plant & Equipment	53,396	58,997
Site Closure	12,056	12,967
Right-of-use assets	8,066	-
Piping	96,402	98,498
Well	238,670	250,045
Pond	41,319	42,903
Spare Parts	45,287	47,860
Total	877,326	923,898

15.2	Reconciliation of changes in property, plant and equipment by type:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2019 and 2018:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2019, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	24,695	648,719	245,731	11,668	24,456	11,377	7,505	132,309	29,955	36,930	207,830	3,068,862	4,450,037
Initial recognition of IFRS 16	-	29,289	-	3,893	-	-	-	-	-	-	-	11,933	45,115
Balance with recognition of IFRS 16	24,695	678,008	245,731	15,561	24,456	11,377	7,505	132,309	29,955	36,930	207,830	3,080,795	4,495,152
Additions	-	290	332	-	37	43	159	-	492	-	314,236	6,077	321,666
Disposals	-	-	(858)	-	-	-	-	-	(3)	-	-	(17)	(878)
Increase (decrease) in foreign currency translation difference	(35)	(72)	(4)	(2)	(9)	(3)	-	-	(6)	-	-	(72)	(203)
Reclassifications	132	18,526	12,456	477	745	-	89	16,901	1,289	1,565	(140,104)	88,088	164
Other increases (decreases)	-	-	(451)	-	302	24	256	12,409	(3,034)	-	(6,646)	(20,436)	(17,576)
Decreases for classification as held for sale	(1,172)	(1,436)	-	-	-	-	-	-	-	-	-	-	(2,608)
Total changes	(1,075)	17,308	11,475	475	1,075	64	504	29,310	(1,262)	1,565	167,486	73,640	300,565
Closing balance	23,620	695,316	257,206	16,036	25,531	11,441	8,009	161,619	28,693	38,495	375,316	3,154,435	4,795,717

Reconciliation of changes in property, plant and equipment by class as of December 31, 2019, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	(409,911)	(217,556)	(8,776)	(19,734)	(10,864)	(6,813)	(120,808)	(24,975)	(30,813)	-	(2,144,964)	(2,995,214)
Changes
Disposals	-	-	858	-	-	-	-	-	1	-	-	-	859
Depreciation expense	-	(32,547)	(8,013)	(1,220)	(1,144)	(161)	(426)	(7,033)	(1,158)	(1,676)	-	(142,866)	(196,244)
Impairment	-	(49)	-	-	-	-	-	-	-	-	-	-	(49)
Increase (decrease) in foreign currency translation difference	-	28	3	1	7	1	-	-	5	-	-	34	79
Reclassifications	-	7	(6)	1	6	-	1	-	(5)	-	-	(207)	(203)
Other increases (decreases) (*)	-	(155)	112	-	(87)	3	(108)	(10,604)	1,798	(8)	-	10,894	1,845
Decreases for classification as held for sale	-	280	-	-	-	-	-	-	-	-	-	-	280
Total changes	-	(32,436)	(7,046)	(1,218)	(1,218)	(157)	(533)	(17,637)	641	(1,684)	-	(132,145)	(193,433)
Closing balance	-	(442,347)	(224,602)	(9,994)	(20,952)	(11,021)	(7,346)	(138,445)	(24,334)	(32,497)	-	(2,277,109)	(3,188,647)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2019, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	24,695	238,808	28,175	2,892	4,722	513	692	11,501	4,980	6,117	207,830	923,898	1,454,823
Initial recognition of IFRS 16	-	29,289	-	3,893	-	-	-	-	-	-	-	11,933	45,115
Balance with recognition of IFRS 16	24,695	268,097	28,175	6,785	4,722	513	692	11,501	4,980	6,117	207,830	935,831	1,499,938
Additions	-	290	332	-	37	43	159	-	492	-	314,236	6,077	321,666
Disposals	-	-	-	-	-	-	-	-	(2)	-	-	(17)	(19)
Depreciation expense	-	(32,547)	(8,013)	(1,220)	(1,144)	(161)	(426)	(7,033)	(1,158)	(1,676)	-	(142,866)	(196,244)
Impairment	-	(49)	-	-	-	-	-	-	-	-	-	-	(49)
Increase (decrease) in foreign currency translation difference	(35)	(44)	(1)	(1)	(2)	(2)	-	-	(1)	-	-	(38)	(124)
Reclassifications	132	18,533	12,450	478	751	-	90	16,901	1,284	1,565	(140,104)	87,881	(39)
Other increases (decreases ) (1)	-	(155)	(339)	-	215	27	148	1,805	(1,236)	(8)	(6,646)	(9,542)	(15,731)
Decreases for classification as held for sale (2)	(1,172)	(1,156)	-	-	-	-	-	-	-	-	-	-	(2,328)
Total changes	(1,075)	(15,128)	4,429	(743)	(143)	(93)	(29)	11,673	(621)	(119)	167,486	(58,505)	107,132
Closing balance	23,620	252,969	32,604	6,042	4,579	420	663	23,174	4,359	5,998	375,316	877,326	1,607,070

(1) The net balance of “Other Increases (Decreases)” corresponds to all those items that are reclassified to or from “Property, Plant and Equipment”, They can have the following origin: (i) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate; (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) software that is reclassified to “Intangibles”.

(2) The Company classifies as non-current held for sale property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale.

These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.

Reconciliation of changes in property, plant and equipment by class as of December 31, 2018, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	24,900	610,264	244,831	11,195	19,498	11,105	7,356	129,028	27,038	36,643	165,054	2,938,287	4,225,199
Additions	-	28	833	-	41	15	-	-	489	-	263,290	1,448	266,144
Disposals	-	(38)	(7,811)	(51)	-	-	-	-	(10)	-	(6,582)	(1,666)	(16,158)
Increase (decrease) in foreign currency translation difference	(64)	(134)	(8)	(3)	(19)	(6)	-	-	(11)	-	-	(153)	(398)
Reclassifications	-	38,746	10,330	529	4,889	268	150	3,281	2,100	75	(184,095)	123,726	(1)
Other increases (decreases)	-	(147)	(2,444)	(2)	47	(5)	(1)	-	349	212	(29,837)	7,220	(24,608)
Decreases for classification as held for sale	(141)	-	-	-	-	-	-	-	-	-	-	-	(141)
Total changes	(205)	38,455	900	473	4,958	272	149	3,281	2,917	287	42,776	130,575	224,838
Closing balance	24,695	648,719	245,731	11,668	24,456	11,377	7,505	132,309	29,955	36,930	207,830	3,068,862	4,450,037

Reconciliation of changes in property, plant and equipment by class as of December 31, 2018, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	(379,945)	(219,969)	(7,938)	(17,626)	(10,618)	(6,306)	(112,791)	(23,637)	(28,782)	-	(1,988,233)	(2,795,845)
Disposals	-	38	7,737	8	-	-	-	-	10	-	-	1,722	9,515
Depreciation expense	-	(29,829)	(7,415)	(880)	(2,056)	(271)	(483)	(8,017)	(1,374)	(2,026)	-	(158,900)	(211,251)
Impairment	-	(437)	-	-	-	-	-	-	-	(12)	-	(941)	(1,390)
Increase (decrease) in foreign currency translation difference	-	41	4	1	12	3	-	-	(1)	-	-	61	121
Reclassifications	-	106	(483)	-	(87)	(17)	(28)	-	90	1	-	419	1
Other increases (decreases)	-	115	2,570	33	23	39	4	-	(63)	6	-	908	3,635
Total changes	-	(29,966)	2,413	(838)	(2,108)	(246)	(507)	(8,017)	(1,338)	(2,031)	-	(156,731)	(199,369)
Closing balance	-	(409,911)	(217,556)	(8,776)	(19,734)	(10,864)	(6,813)	(120,808)	(24,975)	(30,813)	-	(2,144,964)	(2,995,214)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2018, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	24,900	230,319	24,862	3,257	1,872	487	1,050	16,237	3,401	7,861	165,054	950,054	1,429,354
Changes
Additions	-	28	833	-	41	15	-	-	489	-	263,290	1,448	266,144
Disposals	-	-	(74)	(43)	-	-	-	-	-	-	(6,582)	56	(6,643)
Depreciation expense	-	(29,829)	(7,415)	(880)	(2,056)	(271)	(483)	(8,017)	(1,374)	(2,026)	-	(158,900)	(211,251)
Impairment	-	(437)	-	-	-	-	-	-	-	(12)	-	(941)	(1,390)
Increase (decrease) in foreign currency translation difference	(64)	(93)	(4)	(2)	(7)	(3)	-	-	(12)	-	-	(92)	(277)
Reclassifications	-	38,852	9,847	529	4,802	251	122	3,281	2,190	76	(184,095)	124,145	-
Other increases (decreases ) (1)	-	(32)	126	31	70	34	3	-	286	218	(29,837)	8,128	(20,973)
Decreases for classification as held for sale (2)	(141)	-	-	-	-	-	-	-	-	-	-	-	(141)
Total changes	(205)	8,489	3,313	(365)	2,850	26	(358)	(4,736)	1,579	(1,744)	42,776	(26,156)	25,469
Closing balance	24,695	238,808	28,175	2,892	4,722	513	692	11,501	4,980	6,117	207,830	923,898	1,454,823

(1) The net balance of “Other increases (Decreases)” corresponds to all those items that are reclassified to or from property, plant and equipment, They can have the following origin: (i) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate;, (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) assets for retirement obligations and (v) software that is reclassified to Intangibles.

(2) The Company classifies as non-current held for sale property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale. These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.

15.3 Reconciliation of changes in right of use assets, by classes

Re c onciliation of changes in property, plant and equipment by class as of December 31, 2019, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	-	-	-	-	-	-	-	-	-	-	-	-
Initial recognition of IFRS 16	-	29,289	-	3,893	-	-	-	-	-	-	-	11,933	45,115
Balance with recognition of IFRS 16	-	29,289	-	3,893	-	-	-	-	-	-	-	11,933	45,115
Depreciation expense	-	(3,547)	-	(537)	-	-	-	-	-	-	-	(3,867)	(7,951)
Impairment	-	-	-	-	-	-	-	-	-	-	-	-	-
Other increases (decreases)	-	-	-	-	-	-	-	-	-	-	-	-	-
Total changes	-	(3,547)	-	(537)	-	-	-	-	-	-	-	(3,867)	(7,951)
Closing balance	-	25,742	-	3,356	-	-	-	-	-	-	-	8,066	37,164

The Company’s lease activities included the following aspects:

(a)	The nature of the Company’s lease activities is related to contracts focused primarily on business operations, notably rights-of-use to equipment and real estate.
(b)
The Company does not estimate any significant future cash outflows that would potentially expose the Company, and these are likewise not reflected in the measurement of lease liabilities, related to concepts such as (i) variable lease payments, (ii) expansion options and termination options, (iii) guaranteed residual value and (iv) leases not yet undertaken but committed by the Company.

(c)	These are not subject to restrictions or agreements imposed by contracts.
(d)	There were no sales lease back in the period.

15.4   Detail of property, plant and equipment pledged as guarantee

There are no restrictions in title or guarantees for compliance with obligations that affect property, plant and equipment.

15.5   Impairment of assets

As indicated in Note 3.16 to the financial statements, the recoverable amount of property, plant and equipment is measured whenever there is an indication that the asset could be impaired. For the years ended December 31, 2019, 2018 and 2017, the Company recognized impairment losses amounting ThUS$ 49, ThUS$ 1,390 and ThUS$5,205, respectively.

15.6   Additional Information

As of December 31, 2019, capitalized interest as part of a
s
sets under construction is presented in Note 28.